SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
26-Dec-07
J.P. Morgan Acceptance Corporation I
(I.R.S. Employer Identification No.)
13-3475488
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
27-Nov-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-130192-33
Commission File Number of depositor:
333-130192
(Exact name of sponsor as specified in its charter)
J.P. MORGAN MORTGAGE ACQUISITION CORP.
(Former name, former address, if changed since last report)
No Change
J.P. MORGAN ALTERNATIVE LOAN TRUST 2007-A1
270 Park Avenue
New York, NY
10017
(212) 834-3850
Delaware
FORM 10-D
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
(If Section 12(b))
1-A-1A [___] [___] [_X_]
1-A-1B [___] [___] [_X_]
1-A-2A [___] [___] [_X_]
1-A-3A [___] [___] [_X_]
1-A-4 [___] [___] [_X_]
1-A-4-1 [___] [___] [_X_]
1-A-4-2 [___] [___] [_X_]
1-A-5 [___] [___] [_X_]
1-A-5-1 [___] [___] [_X_]
1-A-5-2 [___] [___] [_X_]
1-B-1 [___] [___] [_X_]
1-B-2 [___] [___] [_X_]
1-M-1 [___] [___] [_X_]
1-M-2 [___] [___] [_X_]
1-M-3 [___] [___] [_X_]
1-M-4 [___] [___] [_X_]
1-M-5 [___] [___] [_X_]
1-M-6 [___] [___] [_X_]
2-A-1 [___] [___] [_X_]
2-A-1A [___] [___] [_X_]
2-A-1B [___] [___] [_X_]
2-A-1C [___] [___] [_X_]
2-A-1D [___] [___] [_X_]
2-A-1E [___] [___] [_X_]
2-A-1F [___] [___] [_X_]
2-A-1G [___] [___] [_X_]
2-A-1H [___] [___] [_X_]
2-A-1I [___] [___] [_X_]
2-A-1J [___] [___] [_X_]
2-A-2 [___] [___] [_X_]
3-A-1 [___] [___] [_X_]
3-A-1A [___] [___] [_X_]
3-A-1B [___] [___] [_X_]
3-A-1C [___] [___] [_X_]
3-A-1D [___] [___] [_X_]
3-A-1E [___] [___] [_X_]
3-A-1F [___] [___] [_X_]
3-A-1G [___] [___] [_X_]
3-A-1H [___] [___] [_X_]
3-A-1I [___] [___] [_X_]
3-A-1J [___] [___] [_X_]
3-A-2 [___] [___] [_X_]
A-R [___] [___] [_X_]
C-B-1 [___] [___] [_X_]
C-B-2
[___] [___] [_X_]
C-B-3
[___] [___] [_X_]
C-B-4
[___] [___] [_X_]
C-B-5
[___] [___] [_X_]
C-B-6
[___] [___] [_X_]
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On December 26, 2007 a distribution was made to holders of J.P. MORGAN ALTERNATIVE LOAN TRUST 2007-A1,
MORTGAGE PASS-THROUGH CERTIFICATES Series 2007-A1. The monthly report to holders is attached as Exhibit
99.1.
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of J.P. MORGAN ALTERNATIVE LOAN TRUST 2007-A1, MORTGAGE
PASS-THROUGH CERTIFICATES Series 2007-A1, relating to the December 26, 2007 distribution.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
J.P. MORGAN ALTERNATIVE LOAN TRUST 2007-A1
Shannon Rantz
Vice President
Shannon Rantz
/s/ :
1/8/2008
(Issuing Entity)
U.S. Bank National Association, as Master Servicer
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of J.P. MORGAN ALTERNATIVE LOAN TRUST 2007-A1, MORTGAGE
PASS-THROUGH CERTIFICATES Series 2007-A1, relating to the December 26, 2007 distribution.